Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Receivables

	$ million
	Dec 31, 2017		Dec 31, 2016
	Current	Non-current	Current	Non-current
Trade receivables	30,721	—	25,766	—
Other receivables	9,036	5,525	7,556	5,231
Amounts due from joint ventures and associates	868	1,327	2,175	2,510
Derivative contracts (see Note 19)	5,304	919	5,957	405
Prepayments and deferred charges	3,940	1,623	4,210	1,407
Total	49,869	9,394	45,664	9,553

Summary of Overdue Trade Receivables

Overdue trade receivables	$ million
	Dec 31, 2017	Dec 31, 2016
Overdue 1–30 days	1,154	747
Overdue 31–180 days	480	649
Overdue more than 180 days	368	545
Total	2,002	1,941

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1